Note 3 - Significant Accounting Policies - Property and Equipment Depreciation Rates (Details)	Jan. 31, 2018
Computer equipment [member] | Bottom of range [member]
Statement Line Items [Line Items]
Computer equipment	25.00%
Computer equipment [member] | Top of range [member]
Statement Line Items [Line Items]
Computer equipment	30.00%
Office equipment [member] | Bottom of range [member]
Statement Line Items [Line Items]
Computer equipment	10.00%
Office equipment [member] | Top of range [member]
Statement Line Items [Line Items]
Computer equipment	25.00%